Note 2 - Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 2 - Significant Accounting Policies (Details) [Line Items]
Foreign Currency Transaction Loss, before Tax	$ 0	$ 48
Provision for Doubtful Accounts		256
Other Employee Related Liabilities, Current	4	11
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	147,244	154,744	180,244
Number of Reportable Segments	1
Vessels [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Trade Accounts Receivable [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Provision for Doubtful Accounts	$ 574	$ 576
Chief Executive Officer [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	147,244
Minimum [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Commission Paid as a Percentage of Daily Charter Hire Rate	1.25%
Related Parties Beneficial Ownership Percentage	10.00%
Maximum [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Commission Paid as a Percentage of Daily Charter Hire Rate	3.10%